Label	Element	Value
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 34 and 35 of the Prospectus and “Additional Purchase and Redemption Information” on page 92 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 66 for further information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	36.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and

■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, through ADRs and similar investments

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $807.14 million to $4.34 trillion, as of July 31, 2025, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: December 31, 2020	+21.53%
Lowest Quarter: March 31, 2020	-31.09%
Year-to-date total return as of June 30, 2025 is +8.21%

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter: December 31, 2020	+21.53%
Lowest Quarter: March 31, 2020	-31.09%
Year-to-date total return as of June 30, 2025 is +8.21%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)	[1]
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Focused Portfolio Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.82%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 654
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	828
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,561
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date total return as of June 30, 2025 is +8.21%
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	8.21%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.53%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(31.09%)
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.57%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 260
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	868
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,898
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	868
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,898
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 963
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	293
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 662
Allspring Large Cap Value Fund | Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.40%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	238
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 539
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.49%
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(2.53%)
Annual Return [Percent]	oef_AnnlRtrPct	14.94%
Annual Return [Percent]	oef_AnnlRtrPct	19.03%
Annual Return [Percent]	oef_AnnlRtrPct	(12.69%)
Annual Return [Percent]	oef_AnnlRtrPct	35.63%
Annual Return [Percent]	oef_AnnlRtrPct	4.53%
Annual Return [Percent]	oef_AnnlRtrPct	22.15%
Annual Return [Percent]	oef_AnnlRtrPct	(6.59%)
Annual Return [Percent]	oef_AnnlRtrPct	14.95%
Annual Return [Percent]	oef_AnnlRtrPct	13.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.71%
Performance Inception Date	oef_PerfInceptionDate	Jul. 26, 2004
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.29%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.78%
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.46%
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.70%
Performance Inception Date	oef_PerfInceptionDate	Jul. 26, 2004
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.48%
Performance Inception Date	oef_PerfInceptionDate	Jul. 26, 2004
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.73%
Performance Inception Date	oef_PerfInceptionDate	Jul. 26, 2004
Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional) | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.80%
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2016

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[3]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A, 1.57% for Class C, 0.40% for Class R6, 0.75% for Administrator Class and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.